Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity
Shareholders' Equity

Note M—Shareholders' Equity

Market Auction Preferred Stock

        The Market Auction Preferred Stock ("MAPS") have a liquidation value of $100,000 per share and are not convertible. The dividend rate, other than the initial rate, for each dividend period for each series is reset approximately every seven weeks (49 days) on the basis of orders placed in an auction, provided such auctions are able to occur. At the present time, there is no ability to conduct such auctions. Therefore, the MAPS certificates of determination dictate that a "maximum applicable rate" (as calculated on each auction date pursuant to the certificates of determination) be paid on the MAPS. At December 31, 2011, the dividend rate for Series A MAPS was 0.25% and the dividend rate for Series B MAPS was 0.88%.

Paid-in Capital

        We recorded approximately $(8.0) million in 2011, $2.8 million in 2010 and $3.3 million in 2009 in Paid-in capital for debt issue cost, compensation and other expenses paid by AIG on our behalf, which we were not required to pay.

Accumulated Other Comprehensive (Loss) Income

        Accumulated other comprehensive (loss) income consists of changes in fair value of derivative instruments that qualify as cash flow hedges and unrealized gains and losses on marketable securities classified as "available-for-sale." The fair value of derivatives were determined using fair values obtained from AIG. The fair value of marketable securities were determined using quoted market prices.

        At December 31, 2011 and 2010, our accumulated other comprehensive (loss) income consisted of the following:

	2011	2010
	(Dollars in thousands)
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax of $10,642 (2011) and $32,026 (2010)	$(19,764)	$(59,476)
Cumulative unrealized gain related to securities available for sale, net of tax of $68 (2011) and $287 (2010)	127	532

Total accumulated other comprehensive (loss) income	$(19,637)	$(58,944)